FINANCIAL RISK MANAGEMENT ACTIVITIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	$ 48	$ 12	$ 25	$ 28
Derivative financial liabilities	15	6	0
Borrowings	2,239	1,983	1,909	$ 1,931
Level 2
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	506	0	0
Level 2 | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	501	248	176
Level 2 | Gold zero-cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	15	0	0
Level 2 | Brent Crude oil forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	6	0
Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	506	0	0
Level 2 | Recurring fair value measurement | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	501	248	176
Level 2 | Recurring fair value measurement | Gold zero-cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	15	0	0
Level 2 | Recurring fair value measurement | Brent Crude oil forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	6	0
Level 1 | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,738	1,735	1,733
Level 1 | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	0	2	116
Level 1 | Recurring fair value measurement | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,567	1,578	1,835
Level 1 | Recurring fair value measurement | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	0	2	116
Gramalote
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	23
Gramalote | Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	22	0	0
Gramalote | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	22	0	0
Mponeng
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	25
Mponeng | Level 3
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	26	12	25
Mponeng | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Deferred compensation asset	$ 26	$ 12	$ 25